Operating Leases and Commitments - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Lease expiring term			various times through 2031
Rent expense	$ 4,300,000	$ 700,000	$ 7,200,000	$ 1,500,000
Maximum
Lessee Lease Description [Line Items]
Operating lease agreements renewal term	7 years		7 years
Minimum
Lessee Lease Description [Line Items]
Operating lease agreements renewal term	1 year		1 year